FAIR VALUE OF ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table presents assets and liabilities measured at fair value on a recurring basis as of December 31, 2015 and 2014.  The Company had no significant transfers into or out of Levels 1, 2 or 3 during the years ended December 31, 2015 and 2014.

	December 31, 2015
	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
U.S. Government and agency obligations	$25,045	$45,951	$—	$70,996
Government-sponsored enterprises	—	25,403	—	25,403
Mortgage-backed securities	—	72,078	—	72,078
Corporate debt securities	—	1,000	—	1,000
Collateralized debt obligations	—	—	1,146	1,146
Obligations of state and political subdivisions	—	1,271	—	1,271
Tax-exempt securities	—	3,238	—	3,238
Forward loan sale commitments and derivative loan commitments	—	—	71	71
Total assets	$25,045	$148,941	$1,217	$175,203

Liabilities:
Forward loan sale commitments and derivative loan commitments	$—	$—	$1	$1
Interest rate swap agreement	—	64	—	64
Total liabilities	$—	$64	$1	$65

	December 31, 2014
	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
U.S. Government and agency obligations	$21,001	$45,390	$—	$66,391
Government-sponsored enterprises	—	27,488	—	27,488
Mortgage-backed securities	—	67,103	—	67,103
Corporate debt securities	—	1,000	—	1,000
Collateralized debt obligations	—	—	1,181	1,181
Obligations of state and political subdivisions	—	3,200	—	3,200
Tax-exempt securities	—	6,677	—	6,677
Derivative loan commitments	—	—	59	59
Total assets	$21,001	$150,858	$1,240	$173,099

Liabilities:
Interest rate swap agreements	$—	$271	$—	$271
Total liabilities	$—	$271	$—	$271

Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table shows a reconciliation of the beginning and ending balances for Level 3 assets (liabilities):

	Collateralized Debt Obligations	Derivatives and Forward Loan Sale Commitments, Net
	(In Thousands)
Balance at December 31, 2013	$1,191	$22
Total unrealized gains (losses) included in other comprehensive income	(10)	37
Balance at December 31, 2014	1,181	59
Total unrealized gains (losses) included in other comprehensive loss	(35)	11
Balance at December 31, 2015	$1,146	$70

Fair Value Measurements, Nonrecurring
The following table summarizes the fair value hierarchy used to determine each adjustment and the carrying value of the related individual assets as of December 31, 2015 and 2014.  There were no liabilities measured at fair value on a nonrecurring basis as of December 31, 2015 and 2014.

	At December 31, 2015			At December 31, 2014
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	(In Thousands)
Impaired loans	$—	$—	$588	$—	$—	$356
Other real estate owned	—	—	1,088	—	—	1,271
Total assets	$—	$—	$1,676	$—	$—	$1,627

Fair Value, Nonrecurring Gain Loss Adjustments
The following table summarizes losses resulting from fair value adjustments for assets measured at fair value on a nonrecurring basis.

	Years Ended December 31,
	2015	2014	2013
	(In Thousands)
Impaired loans	$200	$85	$404
Other real estate owned	52	6	39
Total losses	$252	$91	$443

Fair Value, by Balance Sheet Grouping
As of December 31, 2015 and 2014, the recorded carrying amounts and estimated fair values of the Company's financial instruments are as follows:

	December 31, 2015
	Carrying Amount	Level 1	Level 2	Level 3	Total
Financial Assets:	(In Thousands)
Cash and cash equivalents	$40,778	$40,778	$—	$—	$40,778
Available for sale securities	175,132	25,045	148,941	1,146	175,132
Loans held for sale	1,804	—	—	1,825	1,825
Loans receivable, net	1,165,372	—	—	1,179,487	1,179,487
Federal Home Loan Bank stock	12,874	—	—	12,874	12,874
Federal Reserve Bank stock	3,621	—	—	3,621	3,621
Accrued interest receivable	4,283	—	—	4,283	4,283
Financial Liabilities:
Deposits	1,058,017	—	—	1,062,884	1,062,884
Mortgagors' and investors' escrow accounts	3,508	—	—	3,508	3,508
Federal Home Loan Bank advances	234,595	—	234,504	—	234,504
Junior subordinated debt owed to unconsolidated trust	8,248	—	5,442	—	5,442
On-balance Sheet Derivative Financial Instruments:
Assets:
Derivative loan commitments	51	—	—	51	51
Forward loan sale commitments	20	—	—	20	20
Liabilities:
Forward loan sale commitments	1	—	—	1	1
Interest rate swap agreements	64	—	64	—	64

	December 31, 2014
	Carrying Amount	Level 1	Level 2	Level 3	Total
Financial Assets:	(In Thousands)
Cash and cash equivalents	$39,251	$39,251	$—	$—	$39,251
Available for sale securities	173,040	21,001	150,858	1,181	173,040
Loans held for sale	747	—	—	747	747
Loans receivable, net	1,044,864	—	—	1,063,121	1,063,121
Federal Home Loan Bank stock	10,333	—	—	10,333	10,333
Accrued interest receivable	3,853	—	—	3,853	3,853
Financial Liabilities:
Deposits	1,010,713	—	—	1,013,614	1,013,614
Mortgagors' and investors' escrow accounts	3,600	—	—	3,600	3,600
Federal Home Loan Bank advances	148,277	—	149,380	—	149,380
Junior subordinated debt owed to unconsolidated trust	8,248	—	5,815	—	5,815
On-balance Sheet Derivative Financial Instruments:
Assets:
Derivative loan commitments	59	—	—	59	59
Liabilities:
Interest rate swap agreement	271	—	271	—	271